Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Accounts payable	$ 30,604	¥ 223,391	¥ 339,832
Deferred revenue	7,777	56,768	51,945
Operating lease liabilities, current	1,793	13,091	12,346
Accrued expenses and other current liabilities	22,705	165,714	249,329
Operating lease liabilities, non-current	$ 4,027	¥ 29,395	¥ 45,360
Series A redeemable convertible preferred stock [Member]
Temporary stock, shares authorized			20,000,000
Temporary stock, shares issued			20,000,000
Temporary stock, shares outstanding			20,000,000
Temporary stock, redemption value | ¥			¥ 56,662
Temporary stock, liquidation preference value | ¥			¥ 42,496
Series B redeemable convertible preferred stock [Member]
Temporary stock, shares authorized			11,111,111
Temporary stock, shares issued			11,111,111
Temporary stock, shares outstanding			11,111,111
Temporary stock, redemption value | ¥			¥ 159,361
Temporary stock, liquidation preference value | ¥			¥ 106,241
Series C redeemable convertible preferred stock [Member]
Temporary stock, shares authorized			26,111,112
Temporary stock, shares issued			26,111,112
Temporary stock, shares outstanding			26,111,112
Temporary stock, redemption value | ¥			¥ 515,219
Temporary stock, liquidation preference value | ¥			¥ 332,887
Series C-1 redeemable convertible preferred stock [Member]
Temporary stock, shares authorized			16,164,778
Temporary stock, shares issued			16,164,778
Temporary stock, shares outstanding			16,164,778
Temporary stock, redemption value | ¥			¥ 382,737
Temporary stock, liquidation preference value | ¥			¥ 250,303
Series C-2 redeemable convertible preferred stock [Member]
Temporary stock, shares authorized			4,843,800
Temporary stock, shares issued			4,843,800
Temporary stock, shares outstanding			4,843,800
Temporary stock, redemption value | ¥			¥ 128,639
Temporary stock, liquidation preference value | ¥			¥ 84,992
Series D-1 redeemable convertible preferred stock [Member]
Temporary stock, shares authorized			14,528,465
Temporary stock, shares issued			14,528,465
Temporary stock, shares outstanding			14,528,465
Temporary stock, redemption value | ¥			¥ 512,036
Temporary stock, liquidation preference value | ¥			¥ 357,676
Series D-2 redeemable convertible preferred stock [Member]
Temporary stock, shares authorized			28,320,182
Temporary stock, shares issued			28,320,182
Temporary stock, shares outstanding			28,320,182
Temporary stock, redemption value | ¥			¥ 993,368
Temporary stock, liquidation preference value | ¥			¥ 812,740
Common Class A [Member]
Ordinary shares , par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	1,800,000,000	1,800,000,000	1,778,920,552
Ordinary shares, shares issued	167,811,951	167,811,951	34,402,503
Ordinary shares, shares outstanding	159,831,670	159,831,670	26,422,222
Common Class B [Member]
Ordinary shares , par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	45,577,778	45,577,778	45,577,778
Ordinary shares, shares outstanding	45,577,778	45,577,778	45,577,778
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable | ¥		¥ 108,553	¥ 76,972
Deferred revenue | ¥		56,768	51,945
Operating lease liabilities, current | ¥		12,770	12,055
Accrued expenses and other current liabilities | ¥		30,035	61,542
Operating lease liabilities, non-current | ¥		¥ 29,395	¥ 45,040